CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
30. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Balance sheets of the parent company

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	8,678	65,363
Short-term investment	195,679	70,125
Amounts due from the group companies	110,729	161,124
Prepaid expenses and other current assets	4,113	1,516

Total current assets	319,199	298,128

Non-current assets:
Long-term investments	46,562	39,817
Investment in subsidiaries and VIEs	1,114,353	1,020,937

Total non-current assets	1,160,915	1,060,754

Total assets	1,480,114	1,358,882

LIABILITIES AND EQUITY

Current liabilities
Other payables and accruals	2,218	3,852

Total liabilities	2,218	3,852

Shareholders’ equity

Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2021 and 2022; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2021 and 2022; 1,196,575,392 and 1,068,437,352 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2021 and 2022, respectively)	70	70
Additional paid-in capital	7,342,344	7,332,098
Accumulated other comprehensive (loss)/income	(42,645)	91,498
Less: Treasury stock (12,255,830 and 140,393,870 shares as of December 31, 2021 and 2022, respectively)	(44,228)	(98,709)
Accumulated deficit	(5,777,645)	(5,969,927)

Total shareholders’ equity	1,477,896	1,355,030

Total liabilities and shareholders’ equity	1,480,114	1,358,882

Statements of comprehensive (loss)/income of the parent company

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB

Operation expense
Sales and marketing	(2,927)	(2,052)	—
General and administrative	(15,089)	(17,632)	(10,706)

Total operating expenses	(18,016)	(19,684)	(10,706)
Share of (loss)/income of subsidiaries and VIEs	(131,435)	167,444	(115,080)
Financial income/(expense), net	3,303	(15,883)	(12,283)
Foreign exchange loss	(198)	(466)	(134)
Other non-operating income, net	—	555	30

(Loss)/income before income tax expense	(146,346)	131,966	(138,173)

Net (loss)/income	(146,346)	131,966	(138,173)

Net (loss)/income attributable to ordinary shareholders	(146,346)	131,966	(138,173)

Net (loss)/income	(146,346)	131,966	(138,173)
Other comprehensive (loss)/income
Foreign currency translation	110,010	35,433	134,143

Total comprehensive (loss)/income	(36,336)	167,399	(4,030)

Statements of cash flows of the parent company

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB

Net cash used in operating activities	(29,257)	(23,226)	(9,075)

Net cash generated from investing activities	6,372	29,919	154,552

Net cash (used in)/generated from financing activities	(16,176)	788	(94,752)

Effect of exchange rate changes on cash, cash equivalents and restricted cash	(163)	(2,457)	5,960

Net (decrease)/increase in cash, cash equivalents and restricted cash	(39,224)	5,024	56,685

Cash, cash equivalents and restricted cash at beginning of the year	42,878	3,654	8,678
Cash, cash equivalents and restricted cash at end of the year	3,654	8,678	65,363